UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21664

Pioneer Series Trust III
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined Value Fund

NQ | November 30, 2017

Ticker Symbols:
Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYR

Schedule of Investments  |  11/30/17 (unaudited) (continued)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	AUTOMOBILES & COMPONENTS - 3.8%
	Auto Parts & Equipment - 3.8%
212,564	Delphi Automotive Plc	$22,249,074
	Total Automobiles & Components	$22,249,074
	BANKS - 12.6%
	Diversified Banks - 11.0%
398,715	Citigroup, Inc.	$30,102,982
230,331	JPMorgan Chase & Co.	24,074,196
193,697	US Bancorp	10,682,390
		$64,859,568
	Regional Banks - 1.6%
65,972	PNC Financial Services Group, Inc.	$9,273,024
	Total Banks	$74,132,592
	CAPITAL GOODS - 5.0%
	Building Products - 3.8%
518,775	Masco Corp.	$22,260,635
	Industrial Conglomerates - 1.2%
61,244	Carlisle Cos., Inc.	$7,041,223
	Total Capital Goods	$29,301,858
	CONSUMER DURABLES & APPAREL - 1.0%
	Footwear - 1.0%
98,392	NIKE, Inc., Class B	$5,944,845
	Total Consumer Durables & Apparel	$5,944,845
	CONSUMER STAPLES - 0.6%
	Packaged Foods & Meats - 0.6%
61,231	General Mills, Inc.	$3,463,225
	Total Consumer Staples	$3,463,225
	DIVERSIFIED FINANACIALS - 5.3%
	Asset Management & Custody Banks - 4.1%
46,818	Affiliated Managers Group, Inc.	$9,301,332
417,339	Invesco, Ltd.	15,095,152
		$24,396,484
	Investment Banking & Brokerage - 1.2%
145,784	Charles Schwab Corp.	$7,112,801
	Total Diversified Financials	$31,509,285
	ENERGY - 10.9%
	Integrated Oil & Gas - 6.3%
335,152	Exxon Mobil Corp.	$27,914,810
159,868	TOTAL SA (A.D.R.)	9,040,535
		$36,955,345
	Oil & Gas Exploration & Production - 4.6%
234,658	Cabot Oil & Gas Corp.	$6,793,349
200,615	EOG Resources, Inc.	20,526,927
		$27,320,276
	Total Energy	$64,275,621
	FOOD & STAPLES RETAILING - 1.7%
	Drug Retail - 1.7%
129,506	CVS Health Corp.	$9,920,160
	Total Food & Staples Retailing	$9,920,160
	FOOD, BEVERAGE & TOBACCO - 3.5%
	Packaged Foods & Meats - 3.5%
203,461	McCormick & Co., Inc.	$20,789,645
	Total Food, Beverage & Tobacco	$20,789,645
	HEALTH CARE - 3.9%
	Biotechnology - 2.9%
224,798	Gilead Sciences, Inc.	$16,810,394
	Pharmaceuticals - 1.0%
42,758(a)	Jazz Pharmaceuticals Plc	$5,975,003
	Total Health Care	$22,785,397
	HEALTH CARE EQUIPMENT & SERVICES - 3.2%
	Health Care Supplies - 1.0%
25,274	Cooper Cos., Inc.	$6,095,583
	Managed Health Care - 2.2%
124,568(a)	Centene Corp.	$12,717,147
	Total Health Care Equipment & Services	$18,812,730
	INDUSTRIALS - 1.1%
	Trading Companies & Distributors - 1.1%
129,280	Fastenal Co.	$6,772,979
	Total Industrials	$6,772,979
	INSURANCE - 7.1%
	Insurance Brokers - 4.7%
328,054	Marsh & McLennan Cos., Inc.	$27,533,572

Schedule of Investments  |  11/30/17 (unaudited) (continued)

Shares		Value
	Multi-Line Insurance - 2.4%
249,220	Hartford Financial Services Group, Inc.	$14,315,197
	Total Insurance	$41,848,769
	MATERIALS - 2.2%
	Fertilizers & Agricultural Chemicals - 0.9%
50,576	Agrium, Inc.	$5,560,326
	Paper Packaging - 1.1%
130,158	Sealed Air Corp.	$6,254,092
	Specialty Chemicals - 0.2%
25,539	HB Fuller Co.	$1,444,741
	Total Materials	$13,259,159
	MEDIA - 4.9%
	Advertising - 0.9%
77,289	Omnicom Group, Inc.	$5,521,526
	Cable & Satellite - 4.0%
625,770	Comcast Corp., Class A	$23,491,406
	Total Media	$29,012,932
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
	Pharmaceuticals - 8.5%
148,526	Johnson & Johnson	$20,694,128
810,916	Pfizer, Inc.	29,403,814
	Total Pharmaceuticals, Biotechnology & Life Sciences	$50,097,942
	RETAILING - 3.5%
	General Merchandise Stores - 3.5%
231,270	Dollar General Corp.	$20,370,262

	Total Retailing	$20,370,262
	SEMI CONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
	Semiconductors - 4.3%
205,288(a)	Micron Technology, Inc.	$8,702,158
414,119	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	16,399,113
	Total Semi Conductors & Semiconductor Equipment	$25,101,271
	SOFTWARE & SERVICES - 3.3%
	Internet Software & Services - 2.8%
485,711(a)	eBay, Inc.	$16,839,600
	IT Consulting & Other Services - 0.5%
44,493	Amdocs, Ltd.	$2,904,948
	Total Software & Services	$19,744,548
	TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
	Communications Equipment - 5.4%
32,450(a)	Acacia Communications, Inc.	$1,255,166
823,324	Cisco Systems, Inc.	30,709,985
		$31,965,151
	Computer Storage & Peripherals - 1.7%
57,434	Apple, Inc.	$9,870,033
	Total Technology Hardware & Equipment	$41,835,184
	TELECOMMUNICATION SERVICES - 0.7%
	Integrated Telecommunication Services - 0.7%
281,884	CenturyLink, Inc.	$4,112,688

	Total Telecommunication Services	$4,112,688
	TRANSPORTATION - 1.1%
	Trucking - 1.1%
58,587	JB Hunt Transport Services, Inc.	$6,511,359

	Total Transportation	$6,511,359
	UTILITIES - 4.5%
	Electric Utilities - 4.5%
344,268	American Electric Power Co., Inc.	$26,725,525

	Total Utilities	$26,725,525
	TOTAL COMMON STOCKS
	(Cost $506,951,971)	$588,577,050
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $506,951,971)	$588,577,050
	OTHER ASSETS AND LIABILITIES - 0.2%	$1,380,129
	NET ASSETS - 100.0%	$589,957,179

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Schedule of Investments  |  11/30/17 (unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$588,577,050	$–	$–	$588,577,050
Total Investments in Securities	$588,577,050	$–	$–	$588,577,050

During the three months ended November 30, 2017, there were no transfers between Level 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)*	/s/ Lisa M.Jones
Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa M.Jones
Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

By (Signature and Title)*	/s/ Mark E. Bradley
Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.